Document and Entity Information	May 26, 2022
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000944314
Document Type	8-K
Document Period End Date	May 26, 2022
Entity Registrant Name	LIFE STORAGE, INC.
Entity Incorporation State Country Code	MD
Entity File Number	0-24071
Entity Tax Identification Number	16-1481551
Entity Address, Address Line One	6467 Main Street
Entity Address, City or Town	Williamsville
Entity Address, Postal Zip Code	14221
City Area Code	(716)
Local Phone Number	633-1850
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	LSI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false